AQUILA ROCKY MOUNTAIN EQUITY FUND
                         Supplement to the Prospectuses
                     and Statement of Additional Information
                       Dated April 30, 2004, as Previously
                            Supplemented May 19, 2004


     Effective 60 days after the date of this supplement, the Exchange Privilege described in the Prospectuses and Statement of Additional Information is modified as follows:

     Prospectus for Class A Shares and Class C Shares:

     The material under the caption "Exchange Privilege" is replaced by the following:

     Generally, you can exchange shares of this Fund into the tax-free municipal bond funds and the equity fund (together with the Fund, the "Bond or Equity Funds") and money-market funds (the "Money-Market Funds") in the Aquilasm Group of Funds (collectively, the "Aquila Funds") for shares of the same class of any other Bond or Equity Fund, or for Original Shares of any Money-Market Fund, without the payment of a sales charge or any other fee. Because excessive trading in Fund shares can be harmful to the Fund and its other shareholders, the right is reserved to revise or terminate the exchange privilege, to limit the number of exchanges or to reject any exchange if (i) the Fund or any of the other Aquila Funds believe that it or they would be harmed or be unable to invest effectively or (ii) it or they receive or anticipate receiving simultaneous orders that may significantly affect the Fund or any other Aquila Fund.

     Prospectus for Class I Shares and Class Y Shares:

     The material under the caption "Exchange Privilege" is replaced by the following:

     Generally, you can exchange Class Y shares of this Fund into the tax-free municipal bond funds and the equity fund (together with the Fund, the "Bond or Equity Funds") and money-market funds (the "Money-Market Funds") in the Aquilasm Group of Funds (collectively, the "Aquila Funds") for shares of the same class of any other Bond or Equity Fund, or for Original Shares of any Money-Market Fund, without the payment of a sales charge or any other fee.

     The exchange privilege is also available to Class I Shares to the extent that other Aquila Funds are made available to its customers by your financial intermediary. All exchanges of Class I Shares must be made through your financial intermediary.

     Because excessive trading in Fund shares can be harmful to the Fund and its other shareholders, the right is reserved to revise or terminate the exchange privilege, to limit the number of exchanges or to reject any exchange if (i) the Fund or any of the other Aquila Funds believe that it or they would be harmed or be unable to invest effectively or (ii) it or they receive or anticipate receiving simultaneous orders that may significantly affect the Fund or any other Aquila Fund.

Statement of Additional Information:

     The second paragraph under the caption "Exchange Privilege" is replaced by the following:

     Generally, you can exchange shares of a given class of a Bond or Equity Fund including the Fund for shares of the same class of any other Bond or Equity Fund, or for Original Shares of any Money-Market Fund, without the payment of a sales charge or any other fee. The exchange privilege is available to Class I Shares to the extent that other Aquila Funds are made available to its customers by your financial intermediary. All exchanges of Class I Shares must be made through your financial intermediary.

     Because excessive trading in Fund shares can be harmful to the Fund and its other shareholders, the right is reserved to revise or terminate the exchange privilege, to limit the number of exchanges or to reject any exchange if (i) the Fund or any of the other Aquila Funds believe that it or they would be harmed or be unable to invest effectively or (ii) it or they receive or anticipate receiving simultaneous orders that may significantly affect the Fund or any other Aquila Fund.

     The following important information should be noted:


               [The balance of the information remains the same.]

                         The date of this supplement is
                                  July 13, 2004